Note 20 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares issued and outstanding at beginning of period (in shares)	39,213,136	38,934,161
Weighted average number of shares: Issued during the period (in shares)	336,426	221,293
Weighted average number of shares used in computing basic earnings per share (in shares)	39,549,562	39,155,454
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	431,456	639,161
Number of shares used in computing diluted earnings per share (in shares)	39,981,018	39,794,615